Share Based Compensation - Schedule of Intrinsic Value Per Option at the Date of Grant (Detail) - Employee Stock Option Plan [Member] - ₨ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options granted	443,772	25,760
Option Grants on July 2, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Jul. 02, 2019
No. of options granted	13,760
Deemed fair value of equity shares	₨ 778
Valuation used	Market price
Option Grants on March 22, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Mar. 22, 2020
No. of options granted	12,000
Deemed fair value of equity shares	₨ 1,080
Valuation used	Market price
Option Grants on March 31, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Mar. 31, 2020
No. of options granted	256,699
Deemed fair value of equity shares	₨ 1,070
Valuation used	Market price
Option Grants on October 01, 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Oct. 01, 2020
No. of options granted	4,273
Deemed fair value of equity shares	₨ 2,320
Valuation used	Market price
Option Grants on March 31, 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Mar. 31, 2021
No. of options granted	182,800
Deemed fair value of equity shares	₨ 2,057
Valuation used	Market price